Average Annual Total Returns - Invesco RAFI Strategic Developed ex-US ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Invesco Strategic Developed ex-US Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	Invesco Strategic Developed ex-US Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) Since Inception	MSCI EAFE® Index (reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (reflects no deduction for fees, expenses or other taxes) Since Inception
Total	Sep. 12, 2018	20.59%	6.82%	19.89%	6.15%	12.63%	5.14%	20.73%	6.75%	22.01%	7.47%